Segment Disclosures (Tables)	11 Months Ended
Dec. 31, 2024
Segment Disclosures [Abstract]
Schedule of Segment Loss from Operations

The table below is a summary of the segment loss from operations, including significant segment expenses (in thousands):

Period from February 6, 2024 (Inception) to December 31, 2024
Research and development personnel-related (excluding stock-based compensation)	$3,959
General and administrative personnel-related (excluding stock-based compensation)	5,054
Research and development stock-based compensation	11,992
General and administrative stock-based compensation	2,927
External research and development	57,680
Other research and development	1,429
General and administrative, excluding personnel-related and stock-based compensation	5,082
Total operating expenses	88,123
Loss from operations	$(88,123)